CONSOLIDATING SUMMARY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2024
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
CONSOLIDATING SUMMARY FINANCIAL INFORMATION

20.CONSOLIDATING SUMMARY FINANCIAL INFORMATION

The obligations of the Company under the senior notes are guaranteed by the following 100% owned subsidiaries of the Company (the “guarantor subsidiaries”): Round Mountain Gold Corporation, Kinross Brasil Mineração S.A., Fairbanks Gold Mining, Inc., Melba Creek Mining, Inc., KG Mining (Round Mountain) Inc., KG Mining (Bald Mountain) Inc., Great Bear Resources Ltd, and Compania Minera Mantos de Oro. All guarantees by the guarantor subsidiaries are joint and several, and full and unconditional, subject to certain customary release provisions contained in the indenture governing the senior notes. The guarantees are unsecured senior obligations of the respective guarantor subsidiaries and rank equally with all other unsecured senior obligations. The guarantees are effectively subordinated to any secured indebtedness and other secured liabilities of the respective guarantor subsidiaries. The obligations of each guarantor subsidiary under its respective guarantee is limited to an amount not to exceed the maximum amount that can be guaranteed by law or without resulting in its obligations under such guarantee being voidable or unenforceable under applicable laws relating to fraudulent transfer, or under similar laws affecting the rights of creditors generally.

The following tables contain consolidating summary financial information related to the guarantor subsidiaries. For purposes of this information, the financial statements of Kinross Gold Corporation and of the guarantor subsidiaries reflect investments in subsidiary companies on an equity accounting basis.

As at December 31, 2024 and December 31, 2023

	Kinross Gold Corp.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments(a)		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Current assets	$878.5	$833.8	$2,806.0	$2,522.7	$3,847.4	$3,635.2	$(5,405.2)	$(5,189.4)	$2,126.7	$1,802.3
Non-current assets	8,792.3	8,638.4	5,667.5	5,626.2	31,105.3	31,445.1	(36,826.2)	(36,968.7)	8,738.9	8,741.0
Current liabilities	449.2	187.6	1,521.3	1,500.5	4,494.8	4,186.8	(5,405.2)	(5,189.4)	1,060.1	685.5
Non-current liabilities	2,360.0	3,200.9	1,140.5	1,149.7	3,460.5	4,818.1	(4,156.1)	(5,496.6)	2,804.9	3,672.1

For the twelve months ended December 31, 2024 and December 31, 2023

	Kinross Gold Corp.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments(a)		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Revenue	$3,538.8	$3,003.4	$3,266.1	$2,953.2	$1,559.9	$1,200.8	$(3,216.0)	$(2,917.7)	$5,148.8	$4,239.7
Net earnings (loss) attributable to common shareholders	948.8	416.3	457.3	263.2	2,349.1	1,363.8	(2,806.4)	(1,627.0)	948.8	416.3

(a)Consolidation adjustments represent the necessary amounts to eliminate the intercompany balances between the Company, the guarantor subsidiaries and other subsidiaries to arrive at the information for the Company on a consolidated basis.